STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 12 - STOCKHOLDERS' EQUITY

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PREFERRED SHARES

The Company is authorized to issue  25,000,000  shares of no par value preferred stock.  At March 31, 2014 and December  31,  2013,  the Company has no preferred shares issued and outstanding.

COMMON SHARES

The Company is  authorized to issue  100,000,000  shares of $0.001 voting common stock.  At March 31, 2014 and December 31, 2013 there were a total of 11,506,677 and 11,681,477 shares of common stock issued and outstanding, respectively.

During the three months ended March 31, 2014,  the Company sold 25,200 shares of its common  stock for $75,600 or $3.00 per share and sold three (3) year options to acquire  295,600 shares of its common stock at an exercise price of $1.00 per share in exchange for cash in the amount of $295,600.

During the three  months  ended  March 31,  2013,  as  described  in Note 2, the

Company  issued  175,000  shares of its common  stock in exchange  for  services valued at $15,400.

REPURCHASE OF COMMON SHARES

During the three  months  ended  March 31,  2014,  the  Company  entered  into a settlement agreement with a former officer and director to settle certain claims against  the  employee  and as part  of the  agreement  the  Company  agreed  to repurchase 200,000 shares of the Company's common stock owned by the employee as well as personal  property valued at $4,201 in exchange for cash of $120,000 and assumption of a loan due to Three Forks No. 1, LLC in the amount of $25,000 plus interest in the amount of $1,701.

Effective March 26, 2013, the Company  entered into a repurchase  agreement with two of its  shareholders  to acquire  their  275,000  shares of common  stock in exchange for cash of $825,000.

NOTE 13 - STOCKHOLDERS' EQUITY

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PREFERRED SHARES

The Company is authorized to issue  25,000,000  shares of no par value preferred stock. At December 31, 2013 and 2012, the Company has no preferred shares issued and outstanding.

COMMON SHARES

The Company is  authorized to issue  100,000,000  shares of $0.001 voting common stock.  At  December  31,  2013 and 2012  there were a total of  11,681,477  and

10,799,339 shares of common stock issued and outstanding, respectively.

During the year ended  December  31,  2013,  as described in Note 2, the Company issued  200,000  shares of its common stock in exchange  for services  valued at

$17,600.  The  Company  also  issued  270,000  shares of its  common  stock to a consultant for services valued at $23,760. In addition, and as part of a private placement,  the Company issued  1,150,022 shares of its common stock for cash in the amount of $3,054,163 as more fully described in the financial statements..

During the period March 28, 2012  (inception)  through  December  31,  2012,  as described in Note 1, the Company  issued  700,000  shares of its common stock in exchange  for oil and gas  properties  and, as  described in Note 2, the Company issued  5,325,000  shares of its common stock to its officers and  directors for services valued at $5,325. The Company also issued 195,000 and 260,000 shares of its  common  stock  to  consultants  for  services  valued  at $195  and  $2,600 respectively and, in addition as part of a private  placement,  issued 4,319,339 shares of its common  stock for cash in the amount of  $1,833,620  as more fully described in the financial statements.

REPURCHASE AND RETIREMENT OF COMMON SHARES

Effective March 26, 2013, the Company  entered into a settlement  agreement with one of its employees to settle  certain  claims  against the employee  valued at

$22,000 in exchange for the employee  returning to the Company 250,000 shares of their common  stock.  In addition,  the Company  agreed to  repurchase  from the employee 100,000 shares of their common stock in exchange for $150,000 in cash.

Also,  effective March 26, 2013, the Company entered into a repurchase agreement with two of its  shareholders to acquire their 275,000 shares of common stock in exchange for cash of $825,000.